Leases - Schedule of operating leases recognized in profit and loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Leases [Abstract]
Interest leasing	$ (3,287)	$ (4,811)	$ 0
Depreciation charge for the year	(31,702)	(29,265)
Expenses relating to short-term leases	0	(103)
Low-value leases	$ 228	$ 851